Stock-Based Compensation - Assumptions Used to Estimate Fair Value of Options Granted to Employees and Non-employee Directors (Detail) (Employee and Non-employee Directors Stock Options)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee and Non-employee Directors Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.92%	0.92%
Dividend yield	0.00%	0.00%
Volatility	59.26%	62.01%
Weighted-average expected life of option (years)	6 years 1 month 6 days	5 years 10 months 24 days